Investment in Equity Accounted Joint Ventures - Schedule of Aggregated Summarized Financial Information for Equity Method's Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	$ 225,040	$ 221,934	$ 227,378
Other assets - current	11,879	29,249
Vessels and equipment	4,196,909	4,398,836
Other assets - non-current	198,992	113,225
Current portion of long-term debt	554,336	589,767
Other current liabilities (note 5)	15,062	9,056
Long-term debt	2,543,406	2,533,961
Other liabilities - non-current	236,616	249,336
Revenues	1,416,424	1,110,284	1,152,390
Income from vessel operations	111,737	(116,005)	230,853
Realized and unrealized (loss) gain on derivative instruments	12,808	(42,853)	(20,313)
Net income	(123,945)	(299,442)	44,475
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	89,634	167,381
Other assets - current	58,574	26,994
Vessels and equipment	1,152,039	1,215,451
Other assets - non-current	37,424	51,908
Current portion of long-term debt	90,063	179,701
Other current liabilities (note 5)	49,714	59,840
Long-term debt	684,538	771,573
Other liabilities - non-current	96,147	114,115
Revenues	264,215	90,662	80,999
Income from vessel operations	119,774	43,422	42,380
Realized and unrealized (loss) gain on derivative instruments	(7,047)	(139)	1,608
Net income	$ 78,916	$ 28,884	$ 35,866